                           SCHWAB INSTITUTIONAL
                           ADVANTAGE MONEY FUND(TM)



                           ANNUAL REPORT
                           DECEMBER 31, 1995
                           -----------------------------------------------------
[SchwabFunds(R) Logo]

                             [SchwabFunds(R) Logo]

DEAR SHAREHOLDER,

I'm pleased to report to you on the performance of the Schwab Institutional Advantage Money Fund(TM) for the annual reporting period ended December 31, 1995. During the period, the Fund provided you with current income consistent with preservation of capital. By the period's end, the Schwab Institutional Advantage Money Fund's net assets had increased to $80.7 million.

PERFORMANCE REVIEW

The table below presents 7-day average yields for the Schwab Institutional Advantage Money Fund at the end of the reporting period. Bear in mind that, as with all money market funds, past performance is no guarantee of future results. Also note that although the Fund seeks to maintain a stable $1.00 share price, money market funds are neither insured nor guaranteed by the U.S. government, and there can be no assurance that the Fund will be able to maintain a stable net asset value.

================================================================================
                              7-DAY AVERAGE YIELDS
                           (As of December 31, 1995)
                                                        Current         Compound
--------------------------------------------------------------------------------
Schwab Institutional Advantage Money Fund               5.39%           5.53%
================================================================================

Enclosed you will find a complete listing of the Fund's holdings as of December 31, 1995.

We appreciate your trust in SchwabFunds(R), and look forward to continuing to help you achieve your financial goals in the future.

                                Sincerely,

                                /s/ Charles R. Schwab
                                ------------------------------
                                Charles R. Schwab
                                Chairman
                                The Charles Schwab Family of Funds

SchwabFunds(R)
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SCHWAB INSTITUTIONAL ADVANTAGE MONEY FUND(TM)
Portfolio Summary

--------------------------------------------------------------------------------



                                  ASSET GROWTH

        Total                        Total                  Percentage
     Net Assets                   Net Assets               Growth Over
   as of 12/31/95               as of 12/31/94              Reporting
       (000s)                       (000s)                   Period
----------------------------------------------------------------------------
      $80,746                      $60,088                      34%
----------------------------------------------------------------------------


                      AVERAGE YIELDS FOR THE PERIODS ENDED
                               DECEMBER 31, 1995

        Last                        Last                        Last
     Seven Days                 Three Months                Twelve Months
----------------------------------------------------------------------------
       5.39%                        5.39%                       5.51%
----------------------------------------------------------------------------


                               MATURITY SCHEDULE
                          PERCENT OF TOTAL INVESTMENTS

Maturity Range           3/31/95        6/30/95        9/30/95       12/31/95
-----------------------------------------------------------------------------
    0 - 15 Days           12.6%          13.7%          12.6%          22.6%
   16 - 30 Days           26.8           16.0           18.5           21.7
   31 - 60 Days           30.1           30.2           27.2           29.8
   61 - 90 Days           28.4           19.9           31.9           11.2
   91 -120 Days            2.1            3.7            0.0            0.0
  Over 120 Days            0.0           16.5            9.8           14.7
Weighted Average         44 Days        60 Days        54 Days        50 Days
-----------------------------------------------------------------------------


                               PORTFOLIO QUALITY

                                            Percent of
                   SEC Tier                 Net Assets
                    Rating                   12/31/95
                   -----------------------------------
                    Tier 1                    100.0%
                    Tier 2                      0.0
                   -----------------------------------

SchwabFunds(R)                                                                1
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SCHWAB INSTITUTIONAL ADVANTAGE MONEY FUND(TM)
Schedule of Investments (in thousands)
December 31, 1995
-------------------------------------------------------------------------------

                                                                                          PAR                    VALUE
                                                                                          ---                    -----
CORPORATE OBLIGATIONS--81.8%(a)
ASSET BACKED SECURITIES--5.6%
Alamo Funding, LP
    5.86%, 01/19/96                                                                    $3,500                   $3,490
Apreco, Inc.
    5.80%, 01/22/96                                                                     1,000                      997
                                                                                                                ------
                                                                                                                 4,487
                                                                                                                ------
AUTOMOTIVE--3.7%
General Motors Acceptance Corp.
    5.82%, 02/14/96                                                                     3,000                    2,979
                                                                                                                ------
BANKING--AUSTRALIA--9.7%
ANZ (Delaware), Inc.
    5.58%, 05/14/96                                                                     3,000                    2,939
Westpac Capital Corp.
    5.79%, 05/01/96                                                                     5,000                    4,905
                                                                                                                ------
                                                                                                                 7,844
                                                                                                                ------
BANKING--DOMESTIC BANK HOLDING COMPANY--4.9%
Bankers Trust New York Corp.
    5.81%, 01/29/96                                                                     3,000                    2,987
NationsBank Corp.
    5.61%, O5/28/96                                                                     1,000                      978
                                                                                                                ------
                                                                                                                 3,965
                                                                                                                ------
BANKING--FRANCE--1.9%
Societe Generale, N.A.
    5.80%, 03/08/96                                                                     1,574                    1,557
                                                                                                                ------
BANKING--GERMANY--4.8%
Commerzbank, U.S. Finance Inc.
    5.65%, 02/21/96                                                                       377                      374
Kredietbank N.A. Finance Corp.
    5.80%, 02/13/96                                                                     1,000                      993

SchwabFunds(R)                                                               2
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SCHWAB INSTITUTIONAL ADVANTAGE MONEY FUND(TM)
Schedule of Investments (in thousands)
December 31, 1995
------------------------------------------------------------------------------

                                                                                            PAR              VALUE
                                                                                            ---              -----
CORPORATE OBLIGATIONS (CONTINUED)
KREDIETBANK N.A. FINANCE CORP.
    5.83%, 03/01/96                                                                      $2,550             $2,526
                                                                                                            ------
                                                                                                             3,893
                                                                                                            ------
BANKING--ITALY--2.5%
Cariplo Finance, Inc.
    5.77%, 02/20/96                                                                       2,000              1,984
                                                                                                            ------
BANKING--JAPAN--2.2%
Bridgestone/Firestone, Inc. / (Dai-Ichi Kangyo
    Bank Ltd. LOC)
    6.05%, 02/01/96                                                                       1,746              1,737
                                                                                                            ------
BANKING--UNITED KINGDOM--6.2%
Abbey National N.A. Corp.
    5.80%, 01/31/96                                                                       5,000              4,976
                                                                                                            ------
FINANCE (COMMERCIAL)--3.9%
General Electric Capital Corp.
    5.74%, 03/06/96                                                                       1,000                990
USL Capital Corp.
    5.81%, 01/09/96                                                                       2,130              2,127
                                                                                                            ------
                                                                                                             3,117
                                                                                                            ------
FINANCE (CONSUMER)--4.9%
American Express Credit Corp.
    5.81%, 03/01/96                                                                       3,000              2,972
Sears Roebuck Acceptance Corp.
    5.82%, 01/11/96                                                                       1,000                998
                                                                                                            ------
                                                                                                             3,970
                                                                                                            ------
MINING AND MINERAL RESOURCES--1.8%
BHP Finance (U.S.A.), Inc.
    5.79%, 01/11/96                                                                       1,465              1,463
                                                                                                            ------

SchwabFunds(R)                                                               3
------------------------------------------------------------------------------


------------------------------------------------------------------------------

                                                                                            PAR              VALUE
                                                                                            ---              -----
CORPORATE OBLIGATIONS (CONTINUED)
MORTGAGE BANKING-3.7%
Fleet Mortgage Group, Inc.
    5.82%, 02/22/96                                                                      $3,000            $ 2,975
                                                                                                           -------
SECURITIES BROKERAGE-DEALER--26.0%
BT Securities Corp.
    5.84%, 01/25/96                                                                       2,000              1,992
    5.83%, 01/30/96                                                                       2,000              1,991
    5.80%, 02/05/96                                                                       1,000                994
CS First Boston, Inc.
    5.81%, 01/11/96                                                                       4,000              3,994
Dean Witter Discover
    5.79%, 02/08/96                                                                       2,000              1,988
Lehman Brothers Holdings, Inc.
    5.85%, 01/25/96                                                                       2,000              1,992
    5.83%, 01/26/96                                                                       2,000              1,992
Morgan Stanley Group, Inc.
    5.83%, 01/08/96                                                                       3,000              2,997
    5.80%, 01/23/96                                                                       1,000                997
Nomura Holdings America, Inc.
    5.86%, 01/22/96                                                                       1,000                997
Salomon, Inc.
    6.02%, 02/15/96                                                                       1,000                991
                                                                                                           -------
                                                                                                            20,925
                                                                                                           -------
TOTAL CORPORATE OBLIGATIONS
(Cost $65,872)                                                                                              65,872
                                                                                                           -------

AGENCY OBLIGATIONS--3.7%
COUPON NOTES--3.7%
Federal National Mortgage Assoc.
    5.91%, 08/19/96                                                                       3,000              3,005
                                                                                                           -------
TOTAL AGENCY OBLIGATIONS
(Cost $3,005)                                                                                                3,005
                                                                                                           -------

SchwabFunds(R)                                                               4
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SCHWAB INSTITUTIONAL ADVANTAGE MONEY FUND(TM)
Schedule of Investments (in thousands)
December 31, 1995
------------------------------------------------------------------------------

                                                                                            PAR              VALUE
                                                                                            ---              -----
CERTIFICATES OF DEPOSIT--11.2%
BANKING--JAPAN--7.5%
Dai-Ichi Kangyo Bank, Ltd.
    6.14%, 01/12/96                                                                      $2,000            $ 2,000
Mitsubishi Bank, Ltd.
    5.83%, 03/19/96                                                                       1,000              1,000
Sanwa Bank, Ltd.
    6.17%, 02/20/96                                                                       1,000              1,000
Sumitomo Bank, Ltd.
    6.38%, 01/05/96                                                                       2,000              2,000
                                                                                                           -------
                                                                                                             6,000
                                                                                                           -------
BANKING--NETHERLANDS--3.7%
ABN-AMRO Bank N.V.
    5.83%, 02/21/96                                                                       3,000              3,000
                                                                                                           -------
TOTAL CERTIFICATES OF DEPOSIT
(Cost $9,000)                                                                                                9,000
                                                                                                           -------

                                                                                       Maturity
                                                                                       --------

REPURCHASE AGREEMENT--3.3%
Donaldson, Lufkin & Jenrette
    Securities Corp. 5.80%.
    Issue Date 12/29/9S
    Due 01/02/96
    Collateralized By:
    FHLMC: $2,675 Par;
    7.00% Due 06/15/19                                                                    2,643              2,641
                                                                                                           -------
TOTAL REPURCHASE AGREEMENT
(Cost $2,641)                                                                                                2,641
                                                                                                           -------
TOTAL INVESTMENTS--100.0%
(Cost $80,518)                                                                                             $80,518
                                                                                                           =======

SchwabFunds(R)                                                                 5
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

NOTES TO SCHEDULE OF INVESTMENTS.

Yields shown are effective yields at the time of purchase except for agency obligations which reflect the coupon rate of the security. Yields for each type of security are stated according to the market conventions for that security type. For each security, cost (for financial reporting and federal income tax purposes) and carrying value are the same.

(a) Certain securities purchased by the Fund are private placement securities exempt from registration by Section 4(2) of the Securities Act of 1933. These securities generally are issued to institutional investors, such as the Schwab Institutional Advantage Money Fund. Any resale by the Fund must be in an exempt transaction, normally to a qualified institutional buyer. At December 31, 1995, the aggregate value of private placement securities held by the Fund was $3,490,000 which represented 4.32% of net assets. All of these private placement securities were determined by the Investment Manager to be liquid in accordance with a resolution adopted by the Board of Trustees relating to Rule 144A, promulgated under the Securities Act of 1933.


ABBREVIATIONS

FHLMC             Federal Home Loan Mortgage Corporation
LOC               Letter of Credit


                See accompanying Notes to Financial Statements.

SchwabFunds(R)                                                                 6
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SCHWAB INSTITUTIONAL ADVANTAGE MONEY FUND(TM)
Statement of Assets and Liabilities (in thousands)
December 31, 1995

--------------------------------------------------------------------------------

ASSETS
Investments, at value  (Cost: $80,518)                                 $ 80,518
Cash                                                                          1
Interest receivable                                                         187
Receivable for fund shares sold                                             677
Deferred organization costs                                                  34
Prepaid expenses                                                             32
                                                                       --------
     Total assets                                                        81,449
                                                                       --------

LIABILITIES
Payable for:
  Dividends                                                                 634
  Fund shares redeemed                                                       23
  Investment advisory and administration fee                                 15
  Transfer agency and shareholder service fees                                0
     Total liabilities                                                      703
                                                                       --------
Net assets applicable to outstanding shares                            $ 80,746
                                                                       ========


NET ASSETS CONSIST OF:
  Capital paid in                                                      $ 80,747
  Accumulated net realized loss on investments sold                         (1)
                                                                       --------
                                                                       $ 80,746
                                                                       ========

THE PRICING OF SHARES
  Outstanding shares, $0.00001 par value
   (unlimited shares authorized)                                         80,747

  Net asset value, offering and redemption price per share             $   1.00

                See accompanying Notes to Financial Statements.

SchwabFunds(R)                                                                 7
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SCHWAB INSTITUTIONAL ADVANTAGE MONEY FUND(TM)
Statement of Operations (in thousands)
For the year ended December 31, 1995

--------------------------------------------------------------------------------

Interest income                                                         $ 4,774
                                                                        -------

Expenses:
   Investment advisory and administration fee                               364
   Transfer agency and shareholder service fees                             198
   Custodian fees                                                            61
   Registration fees                                                         33
   Professional fees                                                         13
   Shareholder reports                                                       23
   Amortization of deferred organization costs                               12
   Insurance and other expenses                                               6
                                                                        -------
                                                                            710
Less expenses reduced                                                      (290)
                                                                        -------
     Total expenses incurred by Fund                                        420
                                                                        -------
Net investment income                                                     4,354

Net realized loss on investments sold                                        (1)
                                                                        -------
Increase in net assets resulting from operations                        $ 4,353
                                                                        =======

                See accompanying Notes to Financial Statements.

SchwabFunds(R)                                                                 8
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SCHWAB INSTITUTIONAL ADVANTAGE MONEY FUND(TM)
Statement of Changes in Net Assets (in thousands)

--------------------------------------------------------------------------------

                                                     For the year   For the period
                                                        ended           ended
                                                     December 31,    December 31,
                                                         1995           1994 *
                                                     ------------   --------------
Operations:
  Net investment income                                $   4,354      $   1,928
  Net realized loss on investments sold                       (1)          --
                                                       ---------      ---------
  Increase in net assets resulting
    from operations                                        4,353          1,928
                                                       ---------      ---------

Dividends to shareholders from
  net investment income                                   (4,354)        (1,928)
                                                       ---------      ---------

Capital share transactions (dollar amounts
  and number of shares are the same):
  Proceeds from shares sold                              281,164        240,455
  Net asset value of shares issued in
   reinvestment of dividends                               1,784            397
  Less payments for shares redeemed                     (262,289)      (180,764)
                                                       ---------      ---------
  Increase in net assets from
   capital share transactions                             20,659         60,088
                                                       ---------      ---------

Total increase in net assets                              20,658         60,088

Net Assets:

  Beginning of period                                     60,088           --
                                                       ---------      ---------
  End of period                                        $  80,746      $  60,088
                                                       =========      =========

* For the period January 4, 1994 (commencement of operations) to December 31, 1994.

                See accompanying Notes to Financial Statements.

SchwabFunds(R)                                                                 9
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SCHWAB INSTITUTIONAL ADVANTAGE MONEY FUND(TM)
NOTES TO FINANCIAL STATEMENTS
For the year ended December 31, 1995

--------------------------------------------------------------------------------

1.    DESCRIPTION OF THE FUND

The Schwab Institutional Advantage Money Fund (the "Fund") is a series of The Charles Schwab Family of Funds (the "Trust"), an open-end, management investment company organized as a Massachusetts business trust on October 20, 1989 and registered under the Investment Company Act of 1940, as amended.

In addition to the Fund, the Trust also offers -- the Schwab Money Market Fund, the Schwab Government Money Fund, the Schwab U.S. Treasury Money Fund, the Schwab Tax-Exempt Money Fund (Sweep and Value Advantage Shares), the Schwab California Tax-Exempt Money Fund (Sweep and Value Advantage Shares), the Schwab New York Tax-Exempt Money Fund (Sweep and Value Advantage Shares), the Schwab Value Advantage Money Fund(R) and the Schwab Retirement Money Fund(R). The assets of each series are segregated and accounted for separately.

The Schwab Institutional Advantage Money Fund invests primarily in a diversified portfolio of short-term obligations of major banks and corporations.

2.    SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Security valuation - Investments are stated at amortized cost which approximates market value.

Security transactions and interest income - Security transactions are accounted for on a trade date basis (date the order to buy or sell is executed). Interest income is recorded on the accrual basis and includes amortization of premium and accretion of discount on investments. Realized gains and losses from security transactions are determined on an identified cost basis.

SchwabFunds(R)                                                                10
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SCHWAB INSTITUTIONAL ADVANTAGE MONEY FUND(TM)
NOTES TO FINANCIAL STATEMENTS
For the year ended December 31, 1995

--------------------------------------------------------------------------------

Repurchase agreements - Repurchase agreements are fully collateralized by U.S. Treasury or government agency securities. All collateral is held by the Fund's custodian and is monitored daily to ensure that its market value at least equals the repurchase price under the agreement.

Dividends to shareholders - The Fund declares a daily dividend, equal to its net investment income for that day, payable monthly.

Deferred organization costs - Costs incurred in connection with the organization of the Fund and its initial registration with the Securities and Exchange Commission and with various states are amortized on a straight-line basis over a five-year period from the Fund's commencement of operations.

Expenses - Expenses arising in connection with the Fund are charged directly to the Fund. Expenses common to all series of the Trust are allocated to each series in proportion to their relative net assets.

Federal income taxes - It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net investment income and realized net capital gains, if any, to shareholders. Therefore, no federal income tax provision is required. The Fund is considered a separate entity for tax purposes.

3.    TRANSACTIONS WITH AFFILIATES

Investment advisory and administration agreements - The Trust has investment advisory and administration agreements with Charles Schwab Investment Management, Inc. (the "Investment Manager"). For advisory services and facilities furnished, the Fund pays an annual fee, payable monthly, of .46% of the first $2 billion of average daily net assets, .45% of such assets over $2 billion, and .40% of such assets in excess of $3 billion. Under these agreements, the Fund incurred investment advisory and administration fees of $364,000 for the year ended December 31, 1995, before the Investment Manager reduced its fee (see Note 4).

Transfer agency and shareholder service agreements - The Trust has transfer agency and shareholder service agreements with Charles Schwab & Co., Inc. ("Schwab"). For services provided under these agreements, Schwab receives an annual fee, payable monthly, of .25% of average daily net assets. For the year ended December 31, 1995, the Fund incurred transfer agency and shareholder service fees of $198,000, before Schwab reduced its fees (see Note 4).

SchwabFunds(R)                                                                11
--------------------------------------------------------------------------------

Officers and trustees - Certain officers and trustees of the Trust are also officers or directors of the Investment Manager and/or Schwab. During the year ended December 31, 1995, the Trust made no direct payments to its officers or trustees who are "interested persons" within the meaning of the Investment Company Act of 1940, as amended. The Fund did not incur fees related to the Trust's unaffiliated trustees.

4.    EXPENSES REDUCED BY THE INVESTMENT MANAGER AND SCHWAB

The Investment Manager and Schwab reduced a portion of their fees in order to limit the Fund's ratio of operating expenses to average net assets. For the year ended December 31, 1995, the total of such fees reduced by the Investment Manager and Schwab was $162,000 and $128,000, respectively.

5.    INVESTMENT TRANSACTIONS

Purchases, sales and maturities of investment securities for the year ended December 31, 1995, aggregated (in thousands) $1,777,962 and $1,758,519, respectively.

SchwabFunds(R)                                                                12
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SCHWAB INSTITUTIONAL ADVANTAGE MONEY FUND(TM)
NOTES TO FINANCIAL STATEMENTS
For the year ended December 31, 1995

--------------------------------------------------------------------------------

6.    FINANCIAL HIGHLIGHTS

Per share income and capital changes for a share outstanding throughout the period:

                                                                        For the year     For the period
                                                                            ended            ended
                                                                        December 31,      December 31,
                                                                            1995            1994(1)
                                                                        ------------     --------------
Net asset value at beginning of period                                    $   1.00           $  1.00
Income from investment operations
  Net investment income                                                        .06               .04
  Net realized and unrealized gain (loss) investments                         --                --
                                                                          --------           -------
  Total from investment operations                                             .06               .04
Less distributions
  Dividends from net investment income                                        (.06)             (.04)
  Distributions from realized gain on investments                              --                --
                                                                          --------           -------
  Total distributions                                                         (.06)             (.04)
                                                                          --------           -------
Net asset value at end of period                                          $   1.00           $  1.00
                                                                          ========           =======

Total return(%)                                                               5.65              3.86
Ratios/Supplemental data
  Net assets, end of period (000s)                                        $ 80,746           $60,088
  Ratio of expenses to average net assets(%)                                   .53               .55*
  Ratio of net investment income to average net assets(%)                     5.50              4.04*

The Investment Manager and Schwab have reduced a portion of their fees in order to limit the Fund's ratio of operating expenses to average net assets. Had these fees not been reduced, the ratio of expenses to average net assets for the periods ended December 31, 1995 and 1994 would have been .90% and .92%*, respectively, and the ratio of net investment income to average net assets would have been 5.13% and 3.67%*, respectively.

(1) For the period January 4, 1994 (commencement of operations) to December 31, 1994.

 *  Annualized

SchwabFunds(R)                                                                13
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------

To the Board of Trustees
and Shareholders of the Schwab Institutional Advantage Money Fund(TM)

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Schwab Institutional Advantage Money Fund (one of the series constituting The Charles Schwab Family of Funds, hereafter referred to as the "Trust") at December 31, 1995, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for the periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1995 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP
San Francisco, California
January 31, 1996

                          [SchwabFunds FAMILY(R) Logo]


        INVESTMENT ADVISER: Charles Schwab Investment Management, Inc.,
                 101 Montgomery Street, San Francisco, CA 94104

        DISTRIBUTOR: Charles Schwab & Co., Inc., 101 Montgomery Street,
                            San Francisco, CA 94104



This report is not authorized for distribution to prospective investors unless preceded or accompanied by a
current prospectus.                                     TF3959(2/96) CRS 10210